Analysis of Group statement of financial position by segment - Details (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2019	Dec. 31, 2018
Accrued investment income and other debtors
Reinsurers' share of contract liabilities		£ 10,151
Property, plant and equipment		785 [1]	£ 378
Right-of-use assets		425
Additions to property, plant and equipment		82
Additions to right-of-use assets		66
Premiums receivable		564
Accruals, deferred income and other liabilities		£ 10,597
Effect of IFRS 16
Accrued investment income and other debtors
Property, plant and equipment			414
Right-of-use assets			414
Accruals, deferred income and other liabilities			(11)
Continuing and discontinued operations
Accrued investment income and other debtors
Reinsurers' share of contract liabilities			11,144
Property, plant and equipment	[1]		1,409
Premiums receivable			672
Accruals, deferred income and other liabilities			15,248
Continuing and discontinued operations | Effect of IFRS 16
Accrued investment income and other debtors
Property, plant and equipment			703
Accruals, deferred income and other liabilities			£ (47)
Due within one year
Accrued investment income and other debtors
Premiums receivable due (as a percent)		91.00%
Accruals, deferred income and other liabilities		£ 6,722
Due within one year | Continuing and discontinued operations
Accrued investment income and other debtors
Premiums receivable due (as a percent)			73.00%
Accruals, deferred income and other liabilities			£ 9,968

[1]	As at 1 January 2019, the Group applied IFRS 16, ‘Leases’, using the modified retrospective approach. Under this approach, comparative information is not restated. The application of the standard has resulted in the recognition of an additional lease liability and a corresponding ‘right-of-use’ asset of a similar amount as at 1 January 2019. See note A3 for further details. As at 30 June 2019, right-of-use assets recognised in property, plant and equipment for continuing operations amounted to £425 million.